Goodwill - Tax benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill:
Pre-tax rate	13.10%
Predecessor
Goodwill:
Impairment of goodwill		¥ 0